Income Taxes (Unrecognized Tax Benefit Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Unrecognized Tax Benefit - Income Tax Receivable	$ (36)
Unrecognized Tax Benefit - Other Liabilities and Provisions	(279)	(133)
Unrecognized Tax Benefit - Current Deferred Income Tax Liability	1	(2)
Unrecognized Tax Benefit - Non-current deferred income tax liability (asset)	(68)	16
Unrecognized Tax Benefits	$ (382)	$ (119)	$ (164)